Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 item	Dec. 31, 2021 USD ($)
Concentrations and Risks
Accounts receivable, net	¥ 1,382,328	¥ 1,053,641		$ 216,917
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers	126	116	107
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure	3	3	2
Telecommunications service provider | 10% or greater service providers | Servers and bandwidth expenditure
Concentrations and Risks
Concentration risk percentage	55.00%	55.00%	45.00%
Credit risk | Accounts receivable | Distribution channel A
Concentrations and Risks
Number of distribution channels with receivable balance exceeding 10% of the Group's accounts receivable	1	1
Accounts receivable, net | ¥	¥ 171,680	¥ 146,907
Distribution channel risk
Concentrations and Risks
Number of distribution channel concentration over ten percent benchmark	0
Distribution channel risk | Net revenues | Distribution channel
Concentrations and Risks
Concentration risk percentage		11.00%	17.00%
Mobile games
Concentrations and Risks
Number of mobile games concentration over ten percent benchmark	0
Mobile games | Mobile games | Net revenues
Concentrations and Risks
Concentration risk percentage	26.00%	40.00%	53.00%
Mobile games | Mobile game 1 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage		11.00%	31.00%